Securities (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2013 U.S. Government Agencies [Member] security	Sep. 30, 2013 Corporate bonds [Member] security	Sep. 30, 2013 Municipal bonds [Member] security	Sep. 30, 2013 Mortgage-backed securities [Member] security
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions		4	3	4	1
Proceeds from Sale of Available-for-sale Securities, Debt	$ 23,500,000
Available-for-sale Securities, Gross Realized Gain (Loss)	$ 782,000